Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes:
Income before income taxes and equity in net income of unconsolidated investments and current and deferred income tax expense (benefit) are composed of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Income before income taxes and equity in net income of unconsolidated investments:
Domestic	$355,375	$316,856	$209,714
Foreign	189,052	57,737	270,863
Total	$544,427	$374,593	$480,577

Current income tax expense:
Federal	$52,413	$71,930	$82,379
State	2,121	6,478	4,774
Foreign	16,923	18,712	28,179
Total	$71,457	$97,120	$115,332

Deferred income tax expense (benefit):
Federal	$72,299	$(2,632)	$(23,060)
State	2,525	477	(417)
Foreign	(9,959)	(12,432)	12,279
Total	$64,865	$(14,587)	$(11,198)

Total income tax expense	$136,322	$82,533	$104,134

The significant differences between the U.S. federal statutory rate and the effective income tax rate are as follows:

	% of Income Before Income Taxes
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal tax benefit	0.7	1.4	0.6
Change in valuation allowance(a)	(2.2)	3.4	(0.3)
Impact of foreign earnings, net(b)	(10.3)	(6.1)	(10.9)
Depletion	(0.9)	(1.3)	(0.9)
Revaluation of unrecognized tax benefits/reserve requirements(c)	(0.1)	(1.7)	(0.1)
Domestic Manufacturing tax deduction(d)	(0.9)	(3.8)	(1.2)
Undistributed earnings of foreign subsidiaries(b)	2.9	(4.9)	(0.4)
Other items, net	0.8	—	(0.1)
Effective income tax rate	25.0%	22.0%	21.7%

(a)
During 2013, the Avonmouth, United Kingdom legal entity was dissolved, therefore the corresponding valuation allowance and deferred tax assets were written off. During 2012, a valuation allowance was established for $15.9 million as a result of the planned shut-down of our Avonmouth, United Kingdom legal entity in connection with our exit of the phosphorus flame retardants business. See Note 19, “Special Items.”

(b)
In prior years, we designated the undistributed earnings of substantially all of our foreign subsidiaries as permanently reinvested. The benefit of the lower tax rates in the jurisdictions for which we made this designation have been reflected in our effective income tax rate. During 2013, 2012 and 2011, we received distributions of $12.3 million, $56.9 million and $33.8 million, respectively, from various foreign subsidiaries and joint ventures and realized an expense (benefit), net of foreign tax credits, of $2.4 million, $(1.8) million and $5.4 million, respectively, related to the repatriation of these high taxed earnings. We have asserted for all periods being reported, permanent reinvestment of our share of the income of JBC, a Free Zones company under the laws of the Hashemite Kingdom of Jordan. The applicable provisions of the Jordanian law, and applicable regulations thereunder, do not have a termination provision and the exemption is permanent. As a Free Zones company, JBC is not subject to income taxes on the profits of products exported from Jordan, and currently, substantially all of the profits are from exports. In 2012, undistributed foreign subsidiary earnings were primarily impacted by a $17.4 million change related to the closure of our Avonmouth, United Kingdom site in connection with our exit of the phosphorus flame retardants business.

(c)	During 2012, we released various tax reserves primarily related to the expiration of the applicable U.S. federal statute of limitations for 2008 which provided a net benefit of $5.2 million.

(d)
During 2012, we amended the calculation of the domestic manufacturing tax deduction for the year 2010 and filed the 2011 tax return. As a result, in 2012 we recognized tax benefits of $1.5 million and $3.0 million related to the 2010 and 2011 tax years, respectively.

The deferred income tax assets and liabilities recorded on the consolidated balance sheets as of December 31, 2013 and 2012 consist of the following (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Postretirement benefits other than pensions	$300	$14,900
Accrued employee benefits	31,089	26,603
Operating loss carryovers	88,614	74,934
Pensions	37,172	74,521
Tax credit carryovers	35,170	37,684
Undistributed earnings of foreign subsidiaries	—	15,583
Other	15,447	23,280
Gross deferred tax assets	207,792	267,505
Valuation allowance	(33,757)	(49,562)
Deferred tax assets	174,035	217,943

Deferred tax liabilities:
Depreciation	(213,575)	(193,021)
Foreign currency translation adjustments	(3,104)	(4,933)
Undistributed earnings of foreign subsidiaries	(71)	—
Other	(19,747)	(20,348)
Deferred tax liabilities	(236,497)	(218,302)

Net deferred tax liabilities	$(62,462)	$(359)

Classification in the consolidated balance sheets:
Current deferred tax assets	$3,912	$4,197
Current deferred tax liabilities	(2,853)	(5,700)
Noncurrent deferred tax assets	65,667	64,512
Noncurrent deferred tax liabilities	(129,188)	(63,368)
Net deferred tax liabilities	$(62,462)	$(359)
Changes in the balance of our deferred tax asset valuation allowance are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$(49,562)	$(36,419)	$(39,802)
Additions	(4,359)	(20,182)	(6,155)
Deductions	20,164	7,039	9,538
Balance at December 31	$(33,757)	$(49,562)	$(36,419)
At December 31, 2013, we had approximately $36.6 million of domestic credits available to offset future payments of income taxes, expiring in varying amounts between 2016 and 2023. We have established valuation allowances for $3.2 million of those domestic credits since we believe that it is more likely than not that the related deferred tax assets will not be realized. We believe that sufficient taxable income will be generated during the carryover period in order to utilize the other remaining credit carryovers.
At December 31, 2013, we have, on a pre-tax basis, $31.6 million of domestic net operating losses and $279.8 million of foreign net operating loss carryovers. We have established pre-tax valuation allowances for $101.6 million of those foreign net operating loss carryovers since we believe that it is more likely than not that the related deferred tax assets will not be realized. For the same reason, we established pre-tax valuation allowances for $0.8 million related to foreign deferred tax assets not related to net operating losses. The realization of the deferred tax assets is dependent on the generation of sufficient taxable income in the appropriate tax jurisdictions. Although realization is not assured, we believe it is more likely than not that the remaining deferred tax assets will be realized. However, the amount considered realizable could be reduced if estimates of future taxable income change. We believe that it is more likely than not that the Company will generate sufficient taxable income in the future to fully utilize all other deferred tax assets.
As of December 31, 2013, we have not recorded U.S. income taxes on approximately $0.9 billion of cumulative undistributed earnings of our non-U.S. subsidiaries and joint ventures, as these earnings are intended to be either permanently reinvested or subject to a tax-free liquidation and do not give rise to significant incremental U.S. taxes. A determination of the amount of the unrecognized deferred tax liability related to these undistributed earnings is not practicable.
Liabilities related to uncertain tax positions were $29.8 million and $29.2 million at December 31, 2013 and 2012, respectively, inclusive of interest and penalties of $0.7 million and $0.8 million at December 31, 2013 and 2012, respectively, and are reported in Other noncurrent liabilities as provided in Note 13. These liabilities at December 31, 2013 and 2012 were reduced by $25.7 million and $25.8 million, respectively, for offsetting benefits from the corresponding effects of potential transfer pricing adjustments, state income taxes and rate arbitrage related to foreign structure. These offsetting benefits are recorded in Other assets as provided in Note 9. The resulting net liabilities of $3.4 million and $2.6 million at December 31, 2013 and 2012, respectively, if recognized and released, would favorably affect earnings.
The liabilities related to uncertain tax positions, exclusive of interest, were $29.1 million and $28.4 million at December 31, 2013 and 2012, respectively. The following is a reconciliation of our total gross liability related to uncertain tax positions for 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$28,398	$29,789	$20,949
Additions for tax positions related to prior years	—	4,242	—
Reductions for tax positions related to prior years	(348)	—	(1,639)
Additions for tax positions related to current year	2,061	3,639	10,802
Lapses in statutes of limitations	(473)	(10,057)	(323)
Foreign currency translation adjustment	(495)	785	—
Balance at December 31	$29,143	$28,398	$29,789
We are subject to income taxes in the U.S. and numerous foreign jurisdictions. We are no longer subject to U.S. federal income tax audits by tax authorities for years prior to 2010 since the IRS has completed a review of our income tax returns through 2007 and our statute of limitations has expired for 2008 and 2009 except for the amount of any carryforward to 2010. We also are no longer subject to any U.S. state income tax audits prior to 2004.
With respect to jurisdictions outside the U.S., we are no longer subject to income tax audits for years prior to 2006. During 2013, the German tax authorities continued the audit of two of our German subsidiaries for 2006 through 2009 that began in 2011, and the Chinese tax authorities completed an audit of one of our Chinese subsidiaries for 2006 through 2010 that began in 2011. During 2011, we completed tax audits for one of our Belgian companies for 2008 and 2009, our Japanese company for 2006 through 2010, and two of our Chinese companies through 2010. No significant tax was assessed as a result of the completed audits.
While we believe we have adequately provided for all tax positions, amounts asserted by taxing authorities could be greater than our accrued position. Accordingly, additional provisions on federal and foreign tax-related matters could be recorded in the future as revised estimates are made or the underlying matters are settled or otherwise resolved.
Since the timing of resolutions and/or closure of tax audits is uncertain, it is difficult to predict with certainty the range of reasonably possible significant increases or decreases in the liability related to uncertain tax positions that may occur within the next twelve months. Our current view is that it is reasonably possible that we could record a decrease in the liability related to uncertain tax positions, relating to a number of issues, up to approximately $2.8 million as a result of closure of tax statutes.